Segments (Details) - Schedule of information by segment	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Segment Reporting Information [Line Items]
Revenues	¥ 682,292,979	$ 97,965,853	¥ 933,791,519	¥ 766,013,586
Cost of revenues	539,246,590	77,426,785	684,223,832	596,578,700
Gross profit	143,046,389	20,539,068	249,567,687	169,434,886
Depreciation and amortization	10,483,764	1,505,293	18,525,363	14,551,292
Total capital expenditures	1,105,905	$ 158,789	25,165,482	484,774
AR entertainment [Member]
Segment Reporting Information [Line Items]
Revenues	480,474,142		435,917,971	307,328,308
Cost of revenues	337,945,690		254,217,297	211,297,881
Gross profit	142,528,452		181,700,674	96,030,427
Depreciation and amortization	2,939,581		5,936,500	9,505,919
Total capital expenditures	1,105,905		23,782,060	94,964
Semiconductor business [Member]
Segment Reporting Information [Line Items]
Revenues	1,205,235		14,056,868	29,740,544
Cost of revenues	145,397		4,385,783	3,137,805
Gross profit	1,059,838		9,671,085	26,602,739
Depreciation and amortization	2,761		5,385,869	3,155,190
Total capital expenditures			17,120	20,897
Semiconductor business [Member]
Segment Reporting Information [Line Items]
Revenues	200,613,602		483,816,680	428,944,734
Cost of revenues	201,155,503		425,620,752	382,143,014
Gross profit	(541,901)		58,195,928	46,801,720
Depreciation and amortization	¥ 7,541,422		7,202,994	1,890,183
Total capital expenditures			¥ 1,366,302	¥ 368,913